Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Columbia Global Technology Growth Fund - Class A [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Global Technology Growth Fund
Class Name	Class A
Trading Symbol	CTCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Global Technology Growth Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 59	1.16% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.16%	[1]
Net Assets	$ 3,559,284,938
Holdings Count | Holdings	104
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 3,559,284,938
Total number of portfolio holdings	104
Portfolio turnover for the reporting period	3%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	13.5%
Apple, Inc.	9.4%
Microsoft Corp.	8.4%
Broadcom, Inc.	6.6%
Alphabet, Inc., Class A	3.6%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc., Class A	3.1%
Lam Research Corp.	2.6%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2.4%
Visa, Inc., Class A	2.4%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	13.5%
Apple, Inc.	9.4%
Microsoft Corp.	8.4%
Broadcom, Inc.	6.6%
Alphabet, Inc., Class A	3.6%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc., Class A	3.1%
Lam Research Corp.	2.6%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2.4%
Visa, Inc., Class A	2.4%

Columbia Global Technology Growth Fund - Class C [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Global Technology Growth Fund
Class Name	Class C
Trading Symbol	CTHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Global Technology Growth Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 97	1.90% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.90%	[1]
Net Assets	$ 3,559,284,938
Holdings Count | Holdings	104
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 3,559,284,938
Total number of portfolio holdings	104
Portfolio turnover for the reporting period	3%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	13.5%
Apple, Inc.	9.4%
Microsoft Corp.	8.4%
Broadcom, Inc.	6.6%
Alphabet, Inc., Class A	3.6%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc., Class A	3.1%
Lam Research Corp.	2.6%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2.4%
Visa, Inc., Class A	2.4%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	13.5%
Apple, Inc.	9.4%
Microsoft Corp.	8.4%
Broadcom, Inc.	6.6%
Alphabet, Inc., Class A	3.6%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc., Class A	3.1%
Lam Research Corp.	2.6%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2.4%
Visa, Inc., Class A	2.4%

Columbia Global Technology Growth Fund - Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Global Technology Growth Fund
Class Name	Institutional Class
Trading Symbol	CMTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Global Technology Growth Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 46	0.91% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%	[1]
Net Assets	$ 3,559,284,938
Holdings Count | Holdings	104
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 3,559,284,938
Total number of portfolio holdings	104
Portfolio turnover for the reporting period	3%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	13.5%
Apple, Inc.	9.4%
Microsoft Corp.	8.4%
Broadcom, Inc.	6.6%
Alphabet, Inc., Class A	3.6%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc., Class A	3.1%
Lam Research Corp.	2.6%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2.4%
Visa, Inc., Class A	2.4%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	13.5%
Apple, Inc.	9.4%
Microsoft Corp.	8.4%
Broadcom, Inc.	6.6%
Alphabet, Inc., Class A	3.6%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc., Class A	3.1%
Lam Research Corp.	2.6%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2.4%
Visa, Inc., Class A	2.4%

Columbia Global Technology Growth Fund - Institutional 2 Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Global Technology Growth Fund
Class Name	Institutional 2 Class
Trading Symbol	CTHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Global Technology Growth Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 44	0.86% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[1]
Net Assets	$ 3,559,284,938
Holdings Count | Holdings	104
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 3,559,284,938
Total number of portfolio holdings	104
Portfolio turnover for the reporting period	3%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	13.5%
Apple, Inc.	9.4%
Microsoft Corp.	8.4%
Broadcom, Inc.	6.6%
Alphabet, Inc., Class A	3.6%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc., Class A	3.1%
Lam Research Corp.	2.6%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2.4%
Visa, Inc., Class A	2.4%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	13.5%
Apple, Inc.	9.4%
Microsoft Corp.	8.4%
Broadcom, Inc.	6.6%
Alphabet, Inc., Class A	3.6%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc., Class A	3.1%
Lam Research Corp.	2.6%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2.4%
Visa, Inc., Class A	2.4%

Columbia Global Technology Growth Fund - Institutional 3 Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Global Technology Growth Fund
Class Name	Institutional 3 Class
Trading Symbol	CGTUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Global Technology Growth Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 41	0.81% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
Net Assets	$ 3,559,284,938
Holdings Count | Holdings	104
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 3,559,284,938
Total number of portfolio holdings	104
Portfolio turnover for the reporting period	3%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	13.5%
Apple, Inc.	9.4%
Microsoft Corp.	8.4%
Broadcom, Inc.	6.6%
Alphabet, Inc., Class A	3.6%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc., Class A	3.1%
Lam Research Corp.	2.6%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2.4%
Visa, Inc., Class A	2.4%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	13.5%
Apple, Inc.	9.4%
Microsoft Corp.	8.4%
Broadcom, Inc.	6.6%
Alphabet, Inc., Class A	3.6%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc., Class A	3.1%
Lam Research Corp.	2.6%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2.4%
Visa, Inc., Class A	2.4%

Columbia Global Technology Growth Fund - Class S [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Global Technology Growth Fund
Class Name	Class S
Trading Symbol	CGTDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Global Technology Growth Fund (the Fund) for the period of October 2, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 38 (a)	0.92% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 38	[2]
Expense Ratio, Percent	0.92%	[1]
Net Assets	$ 3,559,284,938
Holdings Count | Holdings	104
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 3,559,284,938
Total number of portfolio holdings	104
Portfolio turnover for the reporting period	3%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	13.5%
Apple, Inc.	9.4%
Microsoft Corp.	8.4%
Broadcom, Inc.	6.6%
Alphabet, Inc., Class A	3.6%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc., Class A	3.1%
Lam Research Corp.	2.6%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2.4%
Visa, Inc., Class A	2.4%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	13.5%
Apple, Inc.	9.4%
Microsoft Corp.	8.4%
Broadcom, Inc.	6.6%
Alphabet, Inc., Class A	3.6%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc., Class A	3.1%
Lam Research Corp.	2.6%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2.4%
Visa, Inc., Class A	2.4%

[1]	Annualized.
[2]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.